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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED DECEMBER 31, 2007



CHECK HERE IF AMENDMENT [_]; AMENDMENT NUMBER:



THIS AMENDMENT (CHECK ONLY ONE.):

/_/ IS A RESTATEMENT.

/_/ ADDS NEW HOLDINGS ENTRIES.



INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:



NAME: ATKINSON INVESTMENT MANAGEMENT, LLC

ADDRESS: 100 OVERLOOK CENTER, 2(ND) FLOOR PRINCETON, NJ 08540



FORM 13F FILE NUMBER: 28-13488



THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM

IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED

TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND

COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS,

SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.



PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:



NAME: MICHAEL D. ATKINSON

TITLE: MEMBER, ATKINSON INVESTMENT MANAGEMENT LLC

PHONE: (609) 731-2734



SIGNATURE, PLACE, AND DATE OF SIGNING:





/s/Michael D. Atkinson

-----------------------

MICHAEL D. ATKINSON

PRINCETON, NJ

APRIL 6, 2009





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REPORT TYPE (CHECK ONLY ONE.):



/X/ 13F HOLDINGS REPORT. (CHECK HERE IF ALL HOLDINGS OF THIS REPORTING MANAGER

ARE REPORTED IN THIS REPORT.)



/_/ 13F NOTICE. (CHECK HERE IF NO HOLDINGS REPORTED ARE IN THIS REPORT, AND ALL

HOLDINGS ARE REPORTED BY OTHER REPORTING MANAGER(S).)



/_/ 13F COMBINATION REPORT. (CHECK HERE IF A PORTION OF THE HOLDINGS FOR THIS

REPORTING MANAGER ARE REPORTED IN THIS REPORT AND A PORTION ARE REPORTED BY

OTHER REPORTING MANAGER(S).)





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FORM 13F SUMMARY PAGE



REPORT SUMMARY:



NUMBER OF OTHER INCLUDED MANAGERS:



NONE



FORM 13F INFORMATION TABLE ENTRY TOTAL:

24



FORM 13F INFORMATION TABLE VALUE TOTAL:

$97,996 (THOUSANDS)



LIST OF OTHER INCLUDED MANAGERS:



PROVIDE A NUMBERED LIST OF THE NAME(S) AND FORM 13F FILE NUMBER(S) OF ALL

INSTITUTIONAL INVESTMENT MANAGERS WITH RESPECT TO WHICH THIS REPORT IS FILED,

OTHER THAN THE MANAGER FILING THIS REPORT.



NONE.





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



FORM 13F INFORMATION TABLE

AS OF DECEMBER 31, 2007

ATKINSON INVESTMENT MANAGEMENT LLC

                                                AMOUNT

                                                AND

                    TITLE OF            MARKET TYPE OF INVESTMENT OTHER     VOTING

NAME OF ISSUER      CLASS     CUSIP     VALUE SECURITY* DISCRETION MANAGERS AUTHORITY

                                        (X1000)        SOLE                 SOLE

ABB LTD             Sponsored 000375204 2736    95000  95000                95000

                    ADR

BP PLC              Sponsored 055622104 4369    59715  59715                59715

                    ADR

CVS CAREMARK CORP   Common    126650100 5353    134660 134660               134660

COCA COLA CO        Common    191216100 4917    80121  80121                80121

COLGATE PALMOLIVE   Common    194162103 2851    36571  36571                36571

CO

DEVON ENERGY CORP   Common    25179M103 1137    12791  12791                12791

NEW

DOVER CORP          Common    260003108 3420    74210  74210                74210

EMERSON ELEC CO     Common    291011104 6169    108877 108877               108877

FPL GROUP INC       Common    302571104 4084    60250  60250                60250

FAMOUS DAVES AMER   Common    307068106 522     38474  38474                38474

INC

FLUOR CORP NEW      Common    343412102 6546    44920  44920                44920

GENERAL ELECTRIC CO Common    369604103 7656    206532 206532               206532

STREETTRACKS GOLD   Gold SHS  863307104 5149    62439  62439                62439

TR

GOOGLE INC          CL A      38259P508 2397    3467   3467                 3467

SCHEIN HENRY INC    Common    806407102 1889    30759  30759                30759

HORMEL FOODS CORP   Common    440452100 1067    26367  26367                26367

ISHARES TR          MSCI      464287234 3758    25000  25000                25000

                    EMERGMKT

MCGRAW HILL COS INC Common    580645109 3365    76820  76820                76820

MEDTRONIC INC       Common    585055106 2641    52535  52535                52535

PEPSICO INC         Common    713448108 6426    84663  84663                84663




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



PROCTER & GAMBLE CO Common 742718109 5650 76949 76949     76949

SCHLUMBERGER LTD Common    806857108 9548 97061 97061     97061

STRYKER CORP     Common    863667101 1580 21141 21141     21141

TOTAL S A        Sponsored 89151E109 4767 57711 57711     57711

                 ADR




*ALL OF THE SECURITIES LISTED WITHIN THIS COLUMN ARE STATED AS "SH," except

STREETTRACKS GOLD TR which is stated as "Gold SHS."